Employee Benefit Plans and Postretirement Benefits (Details 11)	12 Months Ended
Dec. 31, 2012
Equity securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Asset allocation for all plans in asset categories	33.00%
Debt securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Asset allocation for all plans in asset categories	52.00%
Cash/Other [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Asset allocation for all plans in asset categories	15.00%